Debt - Summary Of Long Term Debt (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Debt Disclosure [Abstract]
Senior Secured Term Loan, including paid-in-kind interest	$ 791,377
Less: Debt issuance costs	(1,000)
Total long-term debt, net	$ 790,377	$ 0